RELATED PARTIES TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTIES TRANSACTIONS

10. RELATED PARTY TRANSACTIONS

(a) The Company had the following balances due to related parties:

	Relationship	June 30, 2021	December 31, 2020
Junze Zhang	Shareholder and director of the Company	484,510	388,839

Qing Zuo	Chairman of the Board of ZDSE since December 20, 2018	15,483	-
Total		$499,993	$388,839

The balances represent cash advances from related parties.

The balances with related parties are unsecured, non-interest bearing and repayable on demand.

(b)	Transactions

	For the six months ended June 30,
	2021	2020
Repayment to related parties
Junze Zhang	$-	$170,593
Mengling Zhang(1)	-	5,956
	$-	$176,549

Cash advance from related parties
Qing Zuo	$15,451	$-
Junze Zhang	95,608	60,627
Mengling Zhang(1)	-	5,956
	$111,059	$66,583

(1)	Amounts advanced by and repaid to Mengling Zhang are included in the Unaudited Consolidated Statements of Cash Flows under Cash Flows from Operating Activities as they related to operating, and not financing, activities.

10. RELATED PARTIES TRANSACTIONS

(a)	The Company had the following balances due to related parties:

	Relationship	2020	2019
Junze Zhang	Shareholder and director of the Company	$388,839	$444,802

The balances represent cash advances from related parties.

The balances with related parties are unsecured, non-interest bearing and repayable on demand.

From time to time, majority shareholder and general manager of the Company advanced funds to the Company for working capital purpose.

(b)	Transactions

	For the years ended December 31,
	2020	2019
Repayment to related parties
Hengqing Investment Consultation(SZ) Partnership Business (LP)	-	165,176
Henghui Investment Consultation(SZ) Partnership Business (LP)	-	63,767
Qing Zuo	-	39,805
Junze Zhang	172,306	-
Mengling Zhang	-	50,221
Zihua Wu	-	35,940
	$172,306	$354,909

Cash advance from related parties
Hengqing Investment Consultation (SZ) Partnership Business (LP)	$-	$141,214
Qing Zuo	-	6,459
Junze Zhang	116,343	264,836
Mengling Zhang	-	13,840
Zihua Wu	-	3,500
	$116,343	$429,849

10. RELATED PARTIES TRANSACTIONS

(a) The Company had the following balances due to related parties:

	Relationship	2019	2018
Hengqing Investment Consultation(SZ) Partnership Business (LP)	Company controlled by Qing Zuo	$-	$24,052
Henghui Investment Consultation(SZ) Partnership Business (LP)	Company controlled by Qing Zuo	-	64,008
Qing Zuo	Majority shareholder of ZDSE and executive chairman until June 27, 2018 and November 28, 2018, respectively. Currently Chairman of the Board of ZDSE since December 20, 2018	-	33,473
Junze Zhang	Shareholder and director of the Company	444,802	182,093
Mengling Zhang	General manager of ZDSE	-	36,519
Zihua Wu	Director of the Company	-	32,440
Total		$444,802	$372,585

The balances represent cash advances from related parties.

The balances with related parties are unsecured, non-interest bearing and repayable on demand.

From time to time, majority shareholder and general manager of the Company advanced funds to the Company for working capital purpose. As of December 31, 2018, advances from Qing Zuo and Mengling Zhang amount to $51,801 and $147,239, respectively, to the Company have been converted and treated as capital contribution to the Company pursuant to the Waiver of shareholder’s loan agreements signed on June 27, 2018.

(b) Transactions

	For the years ended December 31,
	2019	2018
Repayment to related parties
Hengqing Investment Consultation(SZ) Partnership Business (LP)	165,176	-
Henghui Investment Consultation(SZ) Partnership Business (LP)	63,767	-
Qing Zuo	39,805	576
Mengling Zhang	50,221	400,222
Zihua Wu	35,940	-
	$354,909	$400,798

Cash advance from related parties
Hengqing Investment Consultation (SZ) Partnership Business (LP)	$141,214	$25,055
Henghui Investment Consultation (SZ) Partnership Business (LP)	-	66,676
Qing Zuo	6,459	5,185
Junze Zhang	264,836	-
Mengling Zhang	13,840	56,612
Zihua Wu	3,500	-
	$429,849	$153,528

Shareholder debts converted to capital contribution
Qing Zuo	$-	$51,801
Mengling Zhang	-	147,239
	$-	$199,040

* Beginning July 1, 2018, Qing Zuo and Mengling Zhang agreed to provide free coaching services to the Company in connection with the special training and with conducting professional technical training to students.